FAIR VALUE - Available for Sale Investment Portfolio (Details) - Ardellis Insurance Ltd. - USD ($) $ in Thousands	Dec. 29, 2018	Dec. 30, 2017
Available-for-sale securities
Total Securities Cost	$ 27,979	$ 17,355
Unrealized Gain (Loss)	(588)	1,510
Total Fair Value	27,391	18,865
Fixed Income
Available-for-sale securities
Debt Securities Cost	13,301	8,170
Debt Securities Unrealized Gain/(Loss)	(176)	(14)
Debt Securities Fair Value	13,125	8,156
Equity
Available-for-sale securities
Equity Securities Cost	7,141	9,185
Equity Securities Unrealized Gain/(Loss)	121	1,524
Equity Securities Fair Value	7,262	$ 10,709
Mutual Fund
Available-for-sale securities
Debt Securities Cost	5,815
Debt Securities Unrealized Gain/(Loss)	(567)
Debt Securities Fair Value	5,248
Hedge funds
Available-for-sale securities
Debt Securities Cost	1,722
Debt Securities Unrealized Gain/(Loss)	34
Debt Securities Fair Value	$ 1,756